Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Dec. 31, 2024	Jun. 30, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares authorized	64,400,000	64,400,000
Ordinary shares, shares issued	14,362,733	3,362,733
Ordinary shares, shares outstanding	14,362,733	3,362,733
Class B Ordinary Shares
Ordinary shares, shares authorized	10,600,000	10,600,000
Ordinary shares, shares issued	576,308	576,308
Ordinary shares, shares outstanding	576,308	576,308
Class C Ordinary Shares
Ordinary shares, shares authorized	1,000,000	1,000,000
Ordinary shares, shares issued
Ordinary shares, shares outstanding